CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (9,927,324)	$ (72,187,116)	$ (54,020,081)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	381,126	58,751	34,610
Goodwill impairment	1,807,850	0	0
Loss on disposal of equipment	0	87,122	0
Share-based compensation	0	0	1,086,231
Gain on disposal of discontinued operations	(7,547,428)	(3,039,676)	0
Changes in operating assets and liabilities:
Accounts receivable	(11,360)	13,516	(13,516)
Inventories	0	344,479	(344,479)
Prepaid expenses and other current assets	(588,607)	1,034,655	(4,342,157)
Prepaid assets	0	310,859	(311,111)
Other payables and accrued liabilities	(557,791)	(2,180,921)	2,904,231
Taxes payable	0	4,712	4,275
Net cash used in operating activities from continuing operations	(16,443,534)	(75,553,620)	(55,001,997)
Net cash provided by operating activities from discontinued operations	4,568,288	72,586,577	44,503,488
Net cash used in operating activities	(11,875,246)	(2,967,042)	(10,498,509)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	0	0	(273,650)
Proceeds from disposal of discontinued operations	11,698,379	0	0
Net cash provided by (used in) investing activities from continuing operations	11,698,379	0	(273,650)
Net cash provided by (used in) investing activities from discontinued operations	0	89,322	(8,205,471)
Net cash provided by (used in) investing activities	11,698,379	89,322	(8,479,121)
Cash Flows from Financing Activities:
Ordinary shares issued for cash	0	3,000,000	18,877,600
Net cash provided by financing activities from continuing operations	0	3,000,000	18,877,600
Net cash provided by (used in) financing activities from discontinued operations	0	145,524	(46,814)
Net cash provided by financing activities	0	3,145,524	18,830,786
Effect of exchange rate changes on cash and cash equivalents	(928,253)	1,477,741	95,575
Net (decrease) increase in cash and cash equivalents	(1,105,120)	1,745,545	(51,269)
Cash and cash equivalents of continuing operations - beginning of year	2,049,362	303,817	355,086
Cash and cash equivalents of discontinued operations - beginning of year	1,306,125	19,429,814	36,203,666
Cash and cash equivalents - beginning of year	3,355,487	19,733,631	36,558,752
Cash and cash equivalents - end of year	944,242	3,355,487	19,733,631
Less cash and cash equivalents of discontinued operations - end of year	0	1,306,125	19,429,814
Cash and cash equivalents of continuing operations - end of year	944,242	2,049,362	303,817
Supplemental disclosures of cash flows information:
Cash paid for income taxes	90,742	0	0
Cash paid for interest expense	29,298	0	0
Supplemental schedule of non-cash investing and financing activities
Ordinary shares issued for cash	$ 0	$ 3,000,000	$ 0